Schedule of Convertible Notes Including Fair Value Adjustments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Convertible notes	$ 20,059		$ 129,017,286
Fair value adjustments recognized in earnings	(400,440,855)		(470,668,608)		$ (26,030,635)
Convertible notes					129,017,286
Fair Value, Inputs, Level 3 [Member] | December Two Thousand And Twenty Five Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes			129,017,286
Fair value adjustments recognized in earnings			470,668,608
Contractual interest expense recognized before conversion			2,081,202
Conversions into common shares			(602,870,303)
Effect of currency translation			1,123,267
Convertible notes	$ 20,059		$ 20,059		$ 129,017,286